Note 6 Wholesale financing operations carried out by group entities (Details) - Jun. 30, 2026 € in Millions, S/ in Millions, $ in Millions, $ in Millions, $ in Millions		USD ($)	EUR (€)	MXN ($)	ARS ($)	PEN (S/)
Jan-26 [Member] | 3.750% [Member] | Equivalent in euros [Member] | Jan-36 [Member]
Type of issue [Line Items]
Senior non-preferred	[1]		€ 1,250
Jan-26 [Member] | 2.754% [Member] | Equivalent in euros [Member] | Jan-29 [Member]
Type of issue [Line Items]
Senior non-preferred	[1]		750
Jan-26 [Member] | Issued in euros [Member] | 3.750% [Member] | Jan-36 [Member]
Type of issue [Line Items]
Senior non-preferred | $		$ 1,250
Jan-26 [Member] | Issued in euros [Member] | 2.754% [Member] | Jan-29 [Member]
Type of issue [Line Items]
Senior non-preferred | $		750
Mar-26 [Member] | 4.150% [Member] | Equivalent in euros [Member] | Mar-29 [Member]
Type of issue [Line Items]
Senior non-preferred	[1]		878
Mar-26 [Member] | 5.127% [Member] | Equivalent in euros [Member] | Mar-36 [Member]
Type of issue [Line Items]
Senior non-preferred	[1]		878
Mar-26 [Member] | 4.532% [Member] | Equivalent in euros [Member] | Mar-29 [Member]
Type of issue [Line Items]
Senior non-preferred	[1]		439
Mar-26 [Member] | TAMAR+350 Basis Points [Member] | Equivalent in euros [Member] | Mar-27 [Member]
Type of issue [Line Items]
Senior debt	[1]		27
Mar-26 [Member] | 6.750% [Member] | Equivalent in euros [Member] | Mar-38 [Member]
Type of issue [Line Items]
Tier 2	[1],[2]		77
Mar-26 [Member] | United States of America, Dollars | 4.150% [Member] | Mar-29 [Member]
Type of issue [Line Items]
Senior non-preferred | $		1,000
Mar-26 [Member] | United States of America, Dollars | 5.127% [Member] | Mar-36 [Member]
Type of issue [Line Items]
Senior non-preferred | $		1,000
Mar-26 [Member] | United States of America, Dollars | 4.532% [Member] | Mar-29 [Member]
Type of issue [Line Items]
Senior non-preferred | $		500
Mar-26 [Member] | Argentina, Pesos | TAMAR+350 Basis Points [Member] | Mar-27 [Member]
Type of issue [Line Items]
Senior debt | $					$ 45,457
Mar-26 [Member] | Peru, Nuevos Soles | 6.750% [Member] | Mar-38 [Member]
Type of issue [Line Items]
Tier 2 | S/	[2]					S/ 300
May-26 [Member] | 7.1250% [Member] | Equivalent in euros [Member] | Perpetual [Member]
Type of issue [Line Items]
AT 1	[1],[3]		878
May-26 [Member] | 4.968% [Member] | Equivalent in euros [Member] | May-31 [Member]
Type of issue [Line Items]
Senior non-preferred	[1]		1,097
May-26 [Member] | 5.000% [Member] | Equivalent in euros [Member] | May-28 [Member]
Type of issue [Line Items]
Senior debt	[1]		42
May-26 [Member] | 3.250% [Member] | Equivalent in euros [Member] | May-27 [Member]
Type of issue [Line Items]
Senior debt	[1]		22
May-26 [Member] | TAMAR+325 Basis Points [Member] | Equivalent in euros [Member] | May-27 [Member]
Type of issue [Line Items]
Senior debt	[1]		50
May-26 [Member] | United States of America, Dollars | 7.1250% [Member] | Perpetual [Member]
Type of issue [Line Items]
AT 1 | $	[3]	1,000
May-26 [Member] | United States of America, Dollars | 4.968% [Member] | May-31 [Member]
Type of issue [Line Items]
Senior non-preferred | $		1,250
May-26 [Member] | United States of America, Dollars | 5.000% [Member] | May-28 [Member]
Type of issue [Line Items]
Senior debt | $		48
May-26 [Member] | United States of America, Dollars | 3.250% [Member] | May-27 [Member]
Type of issue [Line Items]
Senior debt | $		25
May-26 [Member] | Argentina, Pesos | TAMAR+325 Basis Points [Member] | May-27 [Member]
Type of issue [Line Items]
Senior debt | $					83,914
Jun-26 [Member] | 3.125% [Member] | Equivalent in euros [Member] | Jun-33 [Member]
Type of issue [Line Items]
covered bonds	[1]		1,000
Jun-26 [Member] | 2.875% [Member] | Equivalent in euros [Member] | jun-29 [Member]
Type of issue [Line Items]
covered bonds	[1]		1,250
Jun-26 [Member] | 3.375% [Member] | Equivalent in euros [Member] | Jun-31 [Member]
Type of issue [Line Items]
Senior non-preferred	[1]		1,250
Jun-26 [Member] | 5.400% [Member] | Equivalent in euros [Member] | Jun-31 [Member]
Type of issue [Line Items]
Senior USD	[1]		878
Jun-26 [Member] | SOFR+125 Basis Points [Member] | Equivalent in euros [Member] | Jun-27 [Member]
Type of issue [Line Items]
Syndicated Loans	[1]		29
Jun-26 [Member] | EUR+110 Basis Points [Member] | Equivalent in euros [Member] | Jun-27 [Member]
Type of issue [Line Items]
Syndicated Loans	[1]		24
Jun-26 [Member] | SOFR+175 Basis Points [Member] | Equivalent in euros [Member] | Jun-28 [Member]
Type of issue [Line Items]
Syndicated Loans	[1]		92
Jun-26 [Member] | EUR+160 Basis Points [Member] | Equivalent in euros [Member] | Jun-28 [Member]
Type of issue [Line Items]
Syndicated Loans	[1]		40
Jun-26 [Member] | SOFR+200 Basis Points [Member] | Equivalent in euros [Member] | jun-29 [Member]
Type of issue [Line Items]
Syndicated Loans	[1]		77
Jun-26 [Member] | TAMAR+325 Basis Points [Member] | Equivalent in euros [Member] | Jun-27 [Member]
Type of issue [Line Items]
Senior debt	[1]		96
Jun-26 [Member] | Issued in euros [Member] | 3.125% [Member] | Jun-33 [Member]
Type of issue [Line Items]
covered bonds			1,000
Jun-26 [Member] | Issued in euros [Member] | 2.875% [Member] | jun-29 [Member]
Type of issue [Line Items]
covered bonds			1,250
Jun-26 [Member] | Issued in euros [Member] | 3.375% [Member] | Jun-31 [Member]
Type of issue [Line Items]
Senior non-preferred | $		1,250
Jun-26 [Member] | Issued in euros [Member] | EUR+110 Basis Points [Member] | Jun-27 [Member]
Type of issue [Line Items]
Syndicated Loans			24
Jun-26 [Member] | Issued in euros [Member] | EUR+160 Basis Points [Member] | Jun-28 [Member]
Type of issue [Line Items]
Syndicated Loans | $		40
Jun-26 [Member] | United States of America, Dollars | 5.400% [Member] | Jun-31 [Member]
Type of issue [Line Items]
Senior USD | $		1,000
Jun-26 [Member] | United States of America, Dollars | SOFR+125 Basis Points [Member] | Jun-27 [Member]
Type of issue [Line Items]
Syndicated Loans | $		33
Jun-26 [Member] | United States of America, Dollars | SOFR+175 Basis Points [Member] | Jun-28 [Member]
Type of issue [Line Items]
Syndicated Loans | $		105
Jun-26 [Member] | United States of America, Dollars | SOFR+200 Basis Points [Member] | jun-29 [Member]
Type of issue [Line Items]
Syndicated Loans			88
Jun-26 [Member] | Argentina, Pesos | TAMAR+325 Basis Points [Member] | Jun-27 [Member]
Type of issue [Line Items]
Senior debt | $					$ 161,298
Feb-26 [Member] | 9.260% [Member] | Equivalent in euros [Member] | Jan-36 [Member]
Type of issue [Line Items]
senior	[1]		446
Feb-26 [Member] | TIIEF+32 Basis Points [Member] | Equivalent in euros [Member] | Jul-29 [Member]
Type of issue [Line Items]
senior	[1]		308
Feb-26 [Member] | 4.190% [Member] | Equivalent in euros [Member] | Sep-28 [Member]
Type of issue [Line Items]
Senior USD	[1]		14
Feb-26 [Member] | 5.000% [Member] | Equivalent in euros [Member] | Aug-27 [Member]
Type of issue [Line Items]
Senior debt	[1]		32
Feb-26 [Member] | United States of America, Dollars | 4.190% [Member] | Sep-28 [Member]
Type of issue [Line Items]
Senior USD | $		16
Feb-26 [Member] | United States of America, Dollars | 5.000% [Member] | Aug-27 [Member]
Type of issue [Line Items]
Senior debt | $		$ 37
Feb-26 [Member] | Mexico, Pesos | 9.260% [Member] | Jan-36 [Member]
Type of issue [Line Items]
senior | $				$ 8,876
Feb-26 [Member] | Mexico, Pesos | TIIEF+32 Basis Points [Member] | Jul-29 [Member]
Type of issue [Line Items]
senior | $				$ 6,124
Several [Member] | Several [Member] | Equivalent in euros [Member] | Several [Member]
Type of issue [Line Items]
Senior Debt MTNs (Medium Term Notes)	[1]		1,382
Several [Member] | Issued in euros [Member] | Several [Member] | Several [Member]
Type of issue [Line Items]
Senior Debt MTNs (Medium Term Notes)			€ 1,382

[1]	(1) Equivalent in euros at the closing exchange rate of the period
[2]	(3) First Reset Date in March 2033.
[3]	(2) First Reset Date in May 2033.